Derivative Financial Instruments and Fair Value Measurements (Details) - Shedule of derivative assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Current portion of unrealized gain on commodity swaps [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Shedule of derivative assets and liabilities [Line Items]
Fair Value	$ 382
Location of Fair value recognized in Balance Sheet, description	Derivative financial asset, current portion
Current portion of unrealized loss on commodity swaps [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Shedule of derivative assets and liabilities [Line Items]
Fair Value		$ (394)
Location of Fair value recognized in Balance Sheet, description	Derivative financial liability, current portion